INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 117	$ 126
Exelis
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 101	$ 109